Net Loss Per Share - Weighted-Average Equity Instruments Excluded from Calculation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options to purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,583,226	346,331	264,858
Unvested restricted stock units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,240	6,983	7,975
Outstanding Parapyre Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	5,625	0	0